Borrowings (Tables)	12 Months Ended
Jun. 30, 2026
Borrowings
Schedule of borrowings

	2026	2025
	£’000	£’000
Senior secured notes	408,942	308,914
Secured term loan facility	168,612	162,941
Revolving facility	110,000	160,000
Accrued interest on senior secured notes and revolving facility	1,400	5,119
	688,954	636,974
Less: non-current portion
Senior secured notes	408,942	308,914
Secured term loan facility	168,612	162,941
Non-current borrowings	577,554	471,855
Current borrowings	111,400	165,119